9. Notes Payable	3 Months Ended
Dec. 31, 2013
Notes
9. Notes Payable

9.                   Notes Payable

The Company had the following notes payable outstanding as of:

	December 31, 2013	September 30, 2013

Note payable to the former owners of Green Wire, secured by customer contracts, imputed interest rate of 12%, monthly installments over a 38-month term.  In March 2013, the Company issued 15,000 shares of common stock (fair value of $24,000) to extend the term of the note.  The fair value is being amortized to interest expense over the remaining life of the note.

	$ 1,593,254	$ 1,766,971

Unsecured note payable with no interest, due March 2015. The Company issued warrants to purchase 450,000 shares of common stock (fair value of $143,634). The note also requires a payment of 667,000 shares of common stock at the end of the term (fair value of $230,293), recorded as an accrued liability.	440,000	-

Unsecured notes with interest at 15% (18% after due date), due April 2013. The Company issued 20,000 shares of Series D preferred stock as loan origination fees (fair value of $195,000). Principal of $50,000 and accrued interest of $13,333 were converted to common stock during the three months ended December 31, 2013.	64,261	185,476

Notes payable with interest at 12%, secured by the Company's assets, due August 2014. The Company issued warrants to purchase 36,667 shares of common stock (fair value of $51,452) as due diligence fees and issued 25,000 shares of common stock (fair value of $31,250) to a related-party as consideration for a personal guarantee. The notes and accrued interest were converted to Series F preferred stock during the three months ended December 31, 2013.	-	550,000

Unsecured note with interest at 12%, due March 2013. The note and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	250,000

Series A debenture loan payable with interest at 12%, secured by customer contracts, payable in monthly installments, and due February 2016. The debenture was converted to Series E preferred stock during the three months ended December 31, 2013.	-	85,719

Unsecured note with interest at 15%, due March 2013. The note and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	25,000

Total notes payable before discount	2,097,515	2,863,166
Less discount	(327,541)	(528,663)

Total notes payable	1,769,974	2,334,503
Less current portion	(1,028,166)	(1,278,585)

Notes payable, net of current portion	$ 741,808	$ 1,055,918